Insurance Contracts - Summary of Maximum Exposures to Insurance Price Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
KB Life Insurance Co., Ltd. | Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 23,941	₩ 22,343
After reinsurance mitigation	₩ 14,690	₩ 13,825
Average Ratios Of Insurance Claims Paid Per Risk Premium Received OnThe Basis Of Exposure Before Mitigation	63.00%	65.10%
KB Life Insurance Co., Ltd. | Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 14,977	₩ 13,509
After reinsurance mitigation	11,976	10,409
KB Life Insurance Co., Ltd. | Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	586	672
After reinsurance mitigation	296	349
KB Life Insurance Co., Ltd. | Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,124	1,213
After reinsurance mitigation	730	787
KB Life Insurance Co., Ltd. | Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	5,088	4,809
After reinsurance mitigation	1,110	1,783
KB Life Insurance Co., Ltd. | Actual medical expense
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,194	1,095
After reinsurance mitigation	262	23
KB Life Insurance Co., Ltd. | Others
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	972	1,045
After reinsurance mitigation	316	474
Prudential Life Insurance Company of Korea Ltd. | Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	379,279	366,601
After reinsurance mitigation	374,319	359,936
Prudential Life Insurance Company of Korea Ltd. | Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	253,325	244,975
After reinsurance mitigation	250,045	240,121
Prudential Life Insurance Company of Korea Ltd. | Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	10,331	10,485
After reinsurance mitigation	10,230	9,964
Prudential Life Insurance Company of Korea Ltd. | Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	34,194	33,321
After reinsurance mitigation	34,194	33,321
Prudential Life Insurance Company of Korea Ltd. | Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	81,429	77,820
After reinsurance mitigation	₩ 79,850	₩ 76,530